Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of operating result per segment [Line Items]
Operating result		€ 1,840	€ 1,719	€ 1,517
Fair value items		58	(209)	85
Realized gains / (losses) on investments		(297)	(53)	(689)
Impairment (losses) / reversals		(63)	(229)	(90)
Non-operating items		(302)	(491)	(695)
Other income / (charges)		(493)	(568)	(1,230)
Result before tax from continuing operations		1,045	660	(408)
Income tax (expense) / benefit		(65)	16	209
Net result from continuing and discontinued operations		980	676	(199)
Revenues
Insurance revenue		9,097	9,841	10,386
Interest revenue on financial instruments calculated using the effective interest method		3,320	3,325	3,336
Interest income from instruments measured at FVPL		832	823	826
Other investment income		2,024	2,069	1,833
Fee and commission income		2,390	2,378	2,160
Total revenues		17,664	18,436	18,541
Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		1,269	1,360	9,622
Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		7,751	8,400	700
Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue		77	80	64
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		224	183	196
Fair value items		(28)	2	(1)
Realized gains / (losses) on investments		48	15	24
Impairment (losses) / reversals		(2)	(12)	(23)
Non-operating items		18	5	(1)
Other income / (charges)		(21)	2	(110)
Result before tax from continuing operations		221	189	85
Income tax (expense) / benefit		(69)	(59)	(69)
Net result from continuing and discontinued operations		152	130	16
Inter-segment operating result		120	267	256
Revenues
Insurance revenue		1,748	1,674	1,795
Interest revenue on financial instruments calculated using the effective interest method		59	70	87
Interest income from instruments measured at FVPL		1	1	1
Other investment income		131	111	104
Fee and commission income		25	25	34
Other revenues		37	34	37
Total revenues		2,001	1,915	2,058
Inter-segment revenues				1
International [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		2	2	1,095
International [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		1,745	1,671	700
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		217	201	145
Fair value items		0	2	(8)
Impairment (losses) / reversals		(2)
Non-operating items		(2)	2	(8)
Other income / (charges)		(20)	(45)	(31)
Result before tax from continuing operations		195	158	106
Income tax (expense) / benefit		(54)	(48)	(36)
Net result from continuing and discontinued operations		141	110	70
Inter-segment operating result		123	131	150
Revenues
Interest revenue on financial instruments calculated using the effective interest method		1	1	2
Interest income from instruments measured at FVPL		15	13
Other investment income		17	15	14
Fee and commission income		669	643	632
Other revenues		1	1	1
Total revenues		704	673	649
Inter-segment revenues		149	154	172
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		(224)	(209)	(173)
Fair value items		42	23	24
Impairment (losses) / reversals				(7)
Non-operating items		42	23	17
Other income / (charges)		217	326	110
Result before tax from continuing operations		35	140	(46)
Income tax (expense) / benefit		29	31	31
Net result from continuing and discontinued operations		64	171	(14)
Inter-segment operating result		265	269	274
Revenues
Interest revenue on financial instruments calculated using the effective interest method		45	76	90
Interest income from instruments measured at FVPL		0
Other investment income		732	475	498
Total revenues		777	552	589
Inter-segment revenues		736	483	500
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result		1,702	1,485	1,498
Fair value items		80	(208)	76
Realized gains / (losses) on investments		(248)	(36)	(659)
Impairment (losses) / reversals		(64)	(236)	(92)
Non-operating items		(231)	(480)	(675)
Other income / (charges)		(317)	(245)	(1,140)
Result before tax from continuing operations		1,154	760	(317)
Income tax (expense) / benefit		(174)	(85)	118
Net result from continuing and discontinued operations		980	676	(199)
Revenues
Insurance revenue		10,608	11,275	11,876
Interest revenue on financial instruments calculated using the effective interest method		3,325	3,330	3,339
Interest income from instruments measured at FVPL		832	823	826
Other investment income		2,170	2,192	1,950
Fee and commission income		2,583	2,558	2,376
Other revenues		38	35	38
Total revenues		19,556	20,213	20,404
Segment total [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		1,270	1,361	11,112
Segment total [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		9,261	9,833	700
Segment total [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue		77	80	64
JVs and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result		137	234	19
Fair value items		(22)	(1)	9
Realized gains / (losses) on investments		(50)	(17)	(30)
Impairment (losses) / reversals		1	7	2
Non-operating items		(71)	(11)	(19)
Other income / (charges)		(176)	(324)	(90)
Result before tax from continuing operations		(109)	(100)	(91)
Income tax (expense) / benefit		109	100	91
Net result from continuing and discontinued operations		0
Revenues
Insurance revenue		(1,511)	(1,434)	(1,490)
Interest revenue on financial instruments calculated using the effective interest method		(5)	(5)	(3)
Other investment income		(146)	(124)	(116)
Fee and commission income		(193)	(179)	(215)
Other revenues		(38)	(35)	(38)
Total revenues		(1,893)	(1,777)	(1,862)
JVs and associates eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		(1)	(1)	(1,490)
JVs and associates eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		(1,510)	(1,433)
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		1,209	1,062	1,107
Fair value items		27	(161)	138
Realized gains / (losses) on investments		(296)	(51)	(683)
Impairment (losses) / reversals		(60)	(224)	(62)
Non-operating items		(328)	(435)	(607)
Other income / (charges)		(518)	(452)	(961)
Result before tax from continuing operations		362	175	(460)
Income tax (expense) / benefit		12	8	214
Net result from continuing and discontinued operations		374	183	(246)
Inter-segment operating result		(647)	(596)	(569)
Revenues
Insurance revenue		8,477	9,102	9,468
Interest revenue on financial instruments calculated using the effective interest method		3,162	3,117	3,108
Interest income from instruments measured at FVPL		298	346	339
Other investment income		13	16	14
Fee and commission income		1,724	1,761	1,653
Total revenues		13,675	14,342	14,582
Inter-segment revenues		40	46	49
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		999	1,101	9,468
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		7,478	8,001
The Netherlands [member]
Revenues
Inter-segment revenues				(17)
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Other income / (charges)	[1]			(65)
Result before tax from continuing operations	[1]			(65)
Net result from continuing and discontinued operations	[1]			(65)
Inter-segment operating result	[1]			(48)
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		219	198	214
Fair value items		(69)	(67)	(76)
Non-operating items		(69)	(67)	(76)
Other income / (charges)		(90)	(48)	(85)
Result before tax from continuing operations		60	83	52
Income tax (expense) / benefit		(32)	(16)	(23)
Net result from continuing and discontinued operations		28	67	29
Inter-segment operating result		(83)	(86)	(75)
Revenues
Insurance revenue		422	543	663
Interest revenue on financial instruments calculated using the effective interest method		64	76	58
Interest income from instruments measured at FVPL		518	463	486
Other investment income		2,008	2,050	1,818
Fee and commission income		311	283	214
Total revenues		3,323	3,414	3,239
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		269	257	600
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		76	206
United Kingdom [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue		77	80	64
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result		58	50	10
Fair value items		108	(7)	(1)
Non-operating items		108	(7)	(1)
Other income / (charges)		115	(28)	2
Result before tax from continuing operations		281	14	11
Income tax (expense) / benefit		(59)
Net result from continuing and discontinued operations		222	14	11
Inter-segment operating result		222	14	11
Revenues
Insurance revenue		(39)	(45)	(51)
Interest revenue on financial instruments calculated using the effective interest method		(7)	(11)	(6)
Interest income from instruments measured at FVPL		0
Other investment income		(732)	(475)	(498)
Fee and commission income		(147)	(153)	(158)
Total revenues		(925)	(684)	(713)
Eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue				€ (51)
Eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		€ (39)	€ (45)

[1]	The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17). See note 45 Held for sale and discontinued operations in the annual report of 2023 for more details.